Shareholder Report, Holdings (Details) - C000271776 [Member]	Jul. 31, 2026
Thirtyone To 90 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Ninetyone To 180 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
One hundred eighty one Days or More [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
One To 7 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.20%
Eight To 30 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.20%